AST PIMCO DYNAMIC BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 127.8%
Asset-Backed Securities — 30.2%
Collateralized Loan Obligations — 11.2%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
3.673%(c)	05/01/26	4,119	$ 4,125,530
Arbor Realty Commercial Real Estate Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.178%(c)	06/15/28	3,200	3,199,995
Cutwater Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	07/15/26	854	854,267
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.100%(c)	01/18/28	3,450	3,433,875
OCP CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	04/17/27	1,421	1,421,201
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.103%(c)	07/15/27	1,550	1,546,424
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
3.087%(c)	10/26/27	1,550	1,545,790
OFSI Fund Ltd. (Cayman Islands),
Series 2014-07A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
3.200%(c)	10/18/26	1,999	1,997,563
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 0.740% (Cap N/A, Floor 0.000%)
3.043%(c)	10/15/25	751	750,904
Trinitas CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.483%(c)	07/15/26	4,862	4,865,311
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
3.193%(c)	04/15/29	1,550	1,549,899
WhiteHorse Ltd. (Cayman Islands),
Series 2014-09A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
3.463%(c)	07/17/26	1,024	1,024,461
			26,315,220
Home Equity Loans — 3.0%
Accredited Mortgage Loan Trust,
Series 2006-02, Class A4, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
2.278%(c)	09/25/36	775	761,789
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP02, Class A2B, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.188%(c)	06/25/37	279	271,209
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
2.873%(c)	07/25/34	541	$ 535,878
Series 2006-EC02, Class M2, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.420%)
2.648%(c)	02/25/36	989	985,943
Series 2007-HE02, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
2.248%(c)	02/25/37	1,412	1,284,357
Countrywide Asset-Backed Certificates,
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
2.248%(c)	05/25/37	800	732,779
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.218%(c)	06/25/37	1,304	1,029,187
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE03, Class 1A, 1 Month LIBOR + 0.225% (Cap N/A, Floor 0.225%)
2.243%(c)	05/25/37	1,395	1,336,202
			6,937,344
Other — 0.1%
Ready Capital Mortgage Financing LLC,
Series 2018-FL2, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	06/25/35	257	256,406
Residential Mortgage-Backed Securities — 7.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R8, Class M2, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
3.038%(c)	09/25/34	800	801,004
Series 2005-R09, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
2.488%(c)	11/25/35	1,000	991,389
Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class M2, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.480%)
2.738%(c)	04/25/34	278	277,289
Bayview Opportunity Master Fund IVa Trust,
Series 2019-RN02, Class A1, 144A
3.967%	03/28/34	361	363,324
Series 2019-SBR01, Class A1, 144A
3.475%	06/28/34	623	624,280
Bayview Opportunity Master Fund IVb Trust,
Series 2019-RN01, Class A1, 144A
4.090%	02/28/34	421	423,486
Countrywide Asset-Backed Certificates,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.218%(c)	06/25/47	855	755,391
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.607%(cc)	12/25/35	576	575,197
A1

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
CWABS Asset-Backed Certificates Trust,
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
2.758%(c)	08/25/47	725	$ 717,777
Fremont Home Loan Trust,
Series 2004-B, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
2.888%(c)	05/25/34	527	520,781
Series 2006-E, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	01/25/37	1,185	745,495
GE-WMC Mortgage Securities Trust,
Series 2006-01, Class A2B, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	08/25/36	896	530,750
HSI Asset Securitization Corp. Trust,
Series 2006-OPT02, Class M4, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
2.538%(c)	01/25/36	800	709,732
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
2.228%(c)	10/25/36	849	830,993
Legacy Mortgage Asset Trust,
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	758	767,643
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	774	779,305
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
2.531%(c)	03/25/37	983	942,985
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)
2.638%(c)	08/25/33	709	714,429
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE01, Class A2D, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
2.248%(c)	11/25/36	1,310	917,541
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW03, Class M2, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.490%)
2.508%(c)	08/25/35	700	687,400
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
2.328%(c)	09/25/47	727	706,475
SG Mortgage Securities Trust,
Series 2006-OPT02, Class A3D, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
2.228%(c)	10/25/36	1,000	818,062
Structured Asset Investment Loan Trust,
Series 2004-08, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
3.018%(c)	09/25/34	1,157	1,160,557
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE01, Class 1A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	01/25/37	760	$ 652,511
			17,013,796
Student Loans — 8.7%
Academic Loan Funding Trust,
Series 2012-01A, Class A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.118%(c)	12/27/44	1,272	1,271,668
Access Group, Inc.,
Series 2015-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.718%(c)	07/25/56	721	719,601
ECMC Group Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	07/26/66	1,044	1,051,722
Series 2018-01A, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	02/27/68	2,327	2,311,064
EFS Volunteer LLC,
Series 2012-01, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.368%(c)	03/25/36	1,543	1,553,914
Series 2012-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.018%(c)	04/25/33	846	850,437
Montana Higher Education Student Assistance Corp.,
Series 2012-01, Class A3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.094%(c)	07/20/43	850	849,999
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.068%(c)	12/27/66	1,763	1,769,330
Series 2017-05A, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.818%(c)	07/26/66	2,184	2,175,646
Northstar Education Finance, Inc.,
Series 2007-01, Class A1, 3 Month LIBOR + 0.100%
2.356%(c)	04/28/30	118	117,558
PHEAA Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.168%(c)	09/25/65	1,036	1,045,931
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
3.006%(c)	10/28/41	555	552,043
SLM Student Loan Trust,
Series 2003-07A, Class A5A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.319%(c)	12/15/33	926	917,175
Series 2005-05, Class A4, 3 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.416%(c)	10/25/28	1,621	1,608,972

A2

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2006-10, Class A5A, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
2.376%(c)	04/25/27	358	$ 356,957
Series 2008-02, Class A3, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
3.026%(c)	04/25/23	380	376,409
Series 2008-03, Class A3, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.276%(c)	10/25/21	489	485,844
Series 2008-04, Class A4, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.926%(c)	07/25/22	1,030	1,040,373
Series 2008-05, Class A4, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.976%(c)	07/25/23	524	529,154
Series 2008-06, Class A4, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.376%(c)	07/25/23	657	654,428
Series 2008-08, Class A4, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.776%(c)	04/25/23	260	262,552
Wachovia Student Loan Trust,
Series 2005-01, Class A5, 3 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
2.406%(c)	01/26/26	8	8,131
			20,508,908

Total Asset-Backed Securities (cost $70,590,680)			71,031,674
Commercial Mortgage-Backed Securities — 1.0%
Bancorp Commercial Mortgage Trust (The),
Series 2018-CR03, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.878%(c)	01/15/33	631	629,277
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%(cc)	04/10/28	450	452,017
CSMC LLC,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	400	383,980
Exantas Capital Corp. (Cayman Islands),
Series 2018-RSO6, Class A, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.855%(c)	06/15/35	824	823,160

Total Commercial Mortgage-Backed Securities (cost $2,289,448)			2,288,434
Corporate Bonds — 32.7%
Aerospace & Defense — 0.8%
Spirit AeroSystems, Inc.,
Gtd. Notes
4.600%	06/15/28	900	969,178
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		800	$ 846,585
				1,815,763
Agriculture — 0.4%
JT International Financial Services BV (Japan),
Gtd. Notes, EMTN
3.500%	09/28/23		1,000	1,039,098
Auto Manufacturers — 2.8%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.400%	08/13/21		1,000	1,024,561
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
—%(p)	12/01/21	EUR	500	534,601
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.030%(c)	05/14/21	EUR	300	324,190
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
3.065%(c)	09/24/20		1,100	1,099,970
General Motors Financial Co., Inc.,
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.147%(c)	03/26/22	EUR	600	649,081
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.157%	07/02/22		1,000	1,007,248
Toyota Motor Finance Netherlands BV (Japan),
Sr. Unsec’d. Notes, EMTN
2.764%	04/26/21		600	605,557
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21	EUR	900	991,378
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.000%	11/12/21		400	413,388
				6,649,974
Auto Parts & Equipment — 0.7%
Toyota Industries Corp. (Japan),
Sr. Unsec’d. Notes, 144A
3.110%	03/12/22		900	916,558
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		800	818,627
				1,735,185
Banks — 8.7%
Bank of Ireland (Ireland),
Jr. Sub. Notes
7.375%(ff)	–(rr)	EUR	400	452,732
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
3.548%(c)	05/16/24		500	497,478
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		1,000	1,097,037

A3

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.000%(ff)	–(rr)		600	$ 660,522
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		900	994,153
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21		400	407,000
Citigroup, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.236%(c)	04/25/22		400	404,226
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	–(rr)	EUR	600	712,661
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
2.973%(c)	09/26/23		800	800,386
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21		1,500	1,516,756
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		900	932,649
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.850%	01/26/27		500	530,186
4.223%(ff)	05/01/29		500	545,795
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
5.875%(ff)	–(rr)	GBP	800	1,038,964
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.085%(c)	10/02/23		900	903,671
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.176%(c)	04/25/23		500	502,819
Sr. Unsec’d. Notes
4.005%(ff)	04/23/29		500	546,118
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.700%	08/17/20		600	604,247
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.050%	08/16/23		800	838,831
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24		700	731,051
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29		200	213,755
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	–(a)(rr)		700	714,875
8.625%(ff)	–(rr)		500	535,425
Sr. Unsec’d. Notes, EMTN
2.000%(ff)	03/04/25	EUR	200	228,675
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	–(rr)	GBP	400	519,482
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	500	$ 535,619
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.750%(ff)	–(rr)	600	611,250
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
4.125%	04/15/26(a)	500	543,853
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23	800	933,512
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.584%(ff)	05/22/28	800	847,500
			20,401,228
Beverages — 0.3%
Constellation Brands, Inc.,
Gtd. Notes
2.650%	11/07/22	200	202,231
Gtd. Notes, 3 Month LIBOR + 0.700%
2.858%(c)	11/15/21	400	400,000
			602,231
Biotechnology — 0.6%
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	500	515,164
3.875%	08/15/25	900	971,459
			1,486,623
Building Materials — 0.3%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	800	792,000
Chemicals — 0.6%
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	900	902,991
Unigel Luxembourg SA (Brazil),
Gtd. Notes, 144A
8.750%	10/01/26	400	399,356
			1,302,347
Computers — 0.6%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	900	979,451
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	370	380,637
			1,360,088

A4

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services — 1.7%
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20(a)		300	$ 308,390
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		500	533,505
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		300	328,683
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		100	104,250
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		900	948,510
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28		800	825,600
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24		800	861,000
				3,909,938
Electric — 2.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		250	255,625
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.788%(c)	03/11/22(a)		600	603,214
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		200	204,052
LG&E & KU Energy LLC,
Sr. Unsec’d. Notes
4.375%	10/01/21		1,000	1,032,686
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/15/22		1,000	1,004,810
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.720%
2.852%(c)	02/25/22		600	605,436
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	06/20/26	EUR	800	958,291
				4,664,114
Foods — 0.5%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.028%(c)	10/22/20		900	900,184
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21		400	399,413
				1,299,597
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas — 0.3%
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21	600	$ 612,814
Healthcare-Products — 0.3%
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.914%(c)	03/19/21	800	800,014
Healthcare-Services — 0.2%
Anthem, Inc.,
Sr. Unsec’d. Notes
4.101%	03/01/28	500	540,032
Home Builders — 0.1%
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	200	209,665
Home Furnishings — 0.9%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22	2,000	2,012,116
Iron/Steel — 0.4%
ABJA Investment Co. Pte Ltd. (India),
Gtd. Notes
5.950%	07/31/24	200	209,658
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26(a)	300	345,750
6.875%	11/21/36	200	253,400
6.875%	11/10/39	100	127,376
			936,184
Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	450	461,812
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	150	154,313
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	100	105,282
4.908%	07/23/25	500	548,478
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.440%
2.539%(c)	10/01/21	400	401,237
			1,671,122
Mining — 0.1%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23	300	295,500
Oil & Gas — 2.3%
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	12/09/20	1,200	1,225,714

A5

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22		600	$ 644,100
8.750%	05/23/26		1,200	1,535,100
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	10/28/22(d)		5,000	300,000
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.840%	01/23/30		400	414,360
Reliance Holding USA, Inc. (India),
Gtd. Notes
5.400%	02/14/22		250	265,748
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27		550	574,315
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25		600	528,750
				5,488,087
Packaging & Containers — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes
5.750%	10/15/20		145	145,671
Pharmaceuticals — 1.3%
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		200	206,750
7.000%	03/15/24		225	236,466
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29		800	854,497
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21		800	799,194
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28(a)		400	424,552
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes
1.250%	03/31/23	EUR	500	455,328
				2,976,787
Pipelines — 1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	03/01/27		700	583,625
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28		900	974,425
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%(c)	02/01/21		1,000	1,032,916
				2,590,966
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
4.400%	02/15/26	1,100	$ 1,205,567
Savings & Loans — 0.5%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.302%(ff)	03/08/29	1,000	1,070,515
Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23	400	399,800
3.000%	01/15/22	300	302,902
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	1,400	1,429,926
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	200	205,206
			2,337,834
Software — 0.6%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	800	813,901
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22	700	709,804
			1,523,705
Telecommunications — 1.2%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22	100	101,500
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	100	101,625
Sr. Unsec’d. Notes
7.000%	08/15/20	450	464,494
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	300	323,340
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33	200	220,000
7.200%	07/18/36	150	174,752
7.721%	06/04/38	350	423,500
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	900	1,020,396
			2,829,607
Trucking & Leasing — 1.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/23	500	517,055

A6

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
GATX Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
3.007%(c)	11/05/21	900	$ 902,448
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	1,000	1,007,885
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	200,081
			2,627,469

Total Corporate Bonds (cost $76,084,876)			76,931,841
Residential Mortgage-Backed Securities — 10.2%
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35	362	355,705
Series 2005-65CB, Class 1A13
6.000%	01/25/36	818	779,633
Series 2006-HY11, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
2.138%(c)	06/25/36	862	819,535
Series 2006-J02, Class A3
6.000%	04/25/36	878	725,474
Series 2007-OA03, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	04/25/47	704	670,916
American Home Mortgage Investment Trust,
Series 2005-04, Class 1A1, 1 Month LIBOR + 0.580% (Cap 11.000%, Floor 0.290%)
2.598%(c)	11/25/45	796	791,068
BCAP LLC Trust,
Series 2007-AA01, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	03/25/37	1,245	1,239,887
Bear Stearns ALT-A Trust,
Series 2006-01, Class 11A1, 1 Month LIBOR + 0.480% (Cap 11.500%, Floor 0.240%)
2.498%(c)	02/25/36	856	856,122
Citigroup Mortgage Loan Trust,
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	785	785,287
Series 2019-C, Class A1, 144A
3.228%	03/25/82	498	498,427
Credit Suisse Mortgage Capital Certificates Trust,
Series 2019-RPL04, Class A1, 144A
3.830%	08/26/58	971	981,883
Credit Suisse Mortgage Trust,
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58	498	500,377
CSMC Mortgage-Backed Trust,
Series 2007-06, Class A1
6.421%(cc)	10/25/37	536	483,360
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA03, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	07/25/47	1,017	$ 971,546
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x (1.000) + 5.950% (Cap 5.950%, Floor 0.000%)
3.932%(c)	12/25/40	177	25,299
Series 2011-124, Class SC, IO, 1 Month LIBOR x (1.000) + 6.550% (Cap 6.550%, Floor 0.000%)
4.532%(c)	12/25/41	655	110,513
Series 2012-05, Class SA, IO, 1 Month LIBOR x (1.000) + 5.950% (Cap 5.950%, Floor 0.000%)
3.932%(c)	02/25/42	653	102,465
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1.000) + 6.670% (Cap 6.670%, Floor 0.000%)
4.652%(c)	07/25/42	376	59,124
Series 2013-130, Class SN, IO, 1 Month LIBOR x (1.000) + 6.650% (Cap 6.650%, Floor 0.000%)
4.632%(c)	10/25/42	694	125,097
Series 2013-96, Class SY, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
4.132%(c)	07/25/42	540	102,778
Series 2014-06, Class SA, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
4.582%(c)	02/25/44	719	106,171
Series 2014-19, Class MS, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
4.582%(c)	11/25/39	420	19,203
Series 2015-20, Class ES, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
4.132%(c)	04/25/45	535	93,805
Series 2015-22, Class DS, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
4.182%(c)	04/25/45	511	89,731
Series 2015-34, Class LS, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
4.082%(c)	06/25/45	994	164,175
Series 2015-79, Class SE, IO, 1 Month LIBOR x (1.000) + 6.250% (Cap 6.250%, Floor 0.000%)
4.232%(c)	11/25/45	395	77,759
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
4.132%(c)	02/25/46	1,084	175,041
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
4.023%(c)	11/15/38	180	8,266
Series 3852, Class SW, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
3.973%(c)	05/15/41	625	93,129
Series 4314, Class SE, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
4.023%(c)	03/15/44	1,292	187,808
Series 4431, Class ST, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
4.073%(c)	01/15/45	1,171	201,368

A7

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4468, Class SY, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
4.073%(c)	05/15/45	503	$ 83,467
Series 4473, Class AS, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
3.573%(c)	05/15/45	1,063	135,146
Series 4583, Class ST, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
3.973%(c)	05/15/46	2,217	390,424
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	621	43,804
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
4.573%(c)	01/16/40	1,274	246,757
Series 2010-09, Class YD, IO, 1 Month LIBOR x (1.000) + 6.800% (Cap 6.800%, Floor 0.000%)
4.773%(c)	01/16/40	498	107,312
Series 2010-101, Class S, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
3.956%(c)	08/20/40	1,440	261,715
Series 2010-20, Class SE, IO, 1 Month LIBOR x (1.000) + 6.250% (Cap 6.250%, Floor 0.000%)
4.206%(c)	02/20/40	914	179,671
Series 2010-37, Class SG, IO, 1 Month LIBOR x (1.000) + 5.700% (Cap 5.700%, Floor 0.000%)
3.656%(c)	03/20/40	544	94,614
Series 2011-50, Class PS, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
4.056%(c)	02/20/41	910	146,993
Series 2013-113, Class SA, IO, 1 Month LIBOR x (1.000) + 6.700% (Cap 6.700%, Floor 0.000%)
4.656%(c)	08/20/43	703	148,917
Series 2013-167, Class SG, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
4.106%(c)	11/20/43	371	69,248
Series 2014-132, Class SL, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
4.056%(c)	10/20/43	987	115,463
Series 2014-180, Class PI, IO
4.000%	08/20/44	386	37,702
Series 2014-188, Class IB, IO
4.000%	12/20/44	670	76,232
Series 2014-56, Class ST, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
4.073%(c)	12/16/39	1,090	193,072
Series 2015-110, Class MS, IO, 1 Month LIBOR x (1.000) + 5.710% (Cap 5.710%, Floor 0.000%)
3.666%(c)	08/20/45	2,566	369,433
Series 2015-111, Class IM, IO
4.000%	08/20/45	1,327	173,171
Series 2015-111, Class IW, IO
4.000%	06/20/45	439	37,949
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
4.156%(c)	08/20/45	376	48,783
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2015-112, Class SB, IO, 1 Month LIBOR x (1.000) + 5.740% (Cap 5.740%, Floor 0.000%)
3.696%(c)	08/20/45	698	$ 92,359
Series 2015-126, Class HS, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
4.156%(c)	09/20/45	718	99,821
Series 2015-126, Class IM, PO
4.000%	09/20/45	976	103,619
Series 2015-126, Class IQ, PO
4.000%	09/20/45	919	108,400
Series 2015-129, Class IC, IO
4.500%	09/16/45	334	60,504
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1.000) + 5.700% (Cap 5.700%, Floor 0.000%)
3.656%(c)	10/20/45	329	55,539
Series 2015-159, Class HS, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
4.156%(c)	11/20/45	598	89,144
Series 2015-167, Class AS, IO, 1 Month LIBOR x (1.000) + 6.250% (Cap 6.250%, Floor 0.000%)
4.206%(c)	11/20/45	578	103,216
Series 2015-168, Class SD, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
4.156%(c)	11/20/45	536	99,760
Series 2015-57, Class AS, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
3.556%(c)	04/20/45	2,686	382,791
Series 2015-64, Class SG, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
3.556%(c)	05/20/45	1,422	216,047
Series 2015-95, Class GI, IO
4.500%	07/16/45	1,119	224,478
Series 2016-01, Class ST, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
4.156%(c)	01/20/46	372	52,697
Series 2016-27, Class IA, IO
4.000%	06/20/45	997	99,926
Series 2016-88, Class S, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
4.156%(c)	01/20/46	888	130,072
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.220%)
2.458%(c)	06/25/45	594	563,783
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
2.178%(c)	03/25/37	807	759,347
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.270%)
2.558%(c)	12/25/35	1,172	1,153,432
Morgan Stanley Mortgage Loan Trust,
Series 2007-15AR, Class 5A1
3.608%(cc)	12/25/37	930	781,494

A8

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		660	$ 697,671
RALI Trust,
Series 2007-QA05, Class 2A1
6.093%(cc)	09/25/37		914	767,972
Series 2007-QH08, Class A
3.390%(cc)	10/25/37		758	711,238
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
2.338%(c)	10/25/35		646	626,016
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.000% (Cap N/A, Floor 1.000%)
3.446%(c)	08/25/46		822	767,833

Total Residential Mortgage-Backed Securities (cost $24,800,871)				23,907,984
Sovereign Bonds — 2.9%
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,600	537,295
6.350%	08/12/28	PEN	6,000	2,073,814
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28		600	683,641
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		600	597,690
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23		1,100	1,116,995
4.500%	04/17/30		600	682,308
Sri Lanken Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.850%	11/03/25		400	400,872
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		200	199,251
7.250%	12/23/23		600	634,313

Total Sovereign Bonds (cost $6,514,566)				6,926,179
U.S. Government Agency Obligations — 37.1%
Federal National Mortgage Assoc.
3.000%	TBA		9,400	9,528,911
3.500%	TBA		4,500	4,616,455
3.500%	TBA		17,900	18,361,234
4.000%	TBA		48,000	49,830,000
4.000%	12/01/48		4,656	4,838,537

Total U.S. Government Agency Obligations (cost $86,891,355)				87,175,137
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 13.7%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21(k)	6,495	$ 6,423,090
0.250%	07/15/29	1,204	1,212,769
0.625%	01/15/26	43	44,241
0.750%	07/15/28	4,088	4,289,203
0.875%	01/15/29	3,353	3,555,995
2.500%	01/15/29	7,098	8,564,218
U.S. Treasury Notes
1.250%	08/31/24	5,000	4,929,883
1.625%	03/15/20(h)(k)	1,000	998,867
2.375%	04/30/20(k)	2,120	2,126,045

Total U.S. Treasury Obligations (cost $31,477,091)			32,144,311

Total Long-Term Investments (cost $298,648,887)			300,405,560

	Shares
Short-Term Investments — 11.5%
Affiliated Mutual Funds — 5.9%
PGIM Core Ultra Short Bond Fund(w)	11,383,791	11,383,792
PGIM Institutional Money Market Fund (cost $2,485,776; includes $2,481,561 of cash collateral for securities on loan)(b)(w)	2,485,343	2,485,591

Total Affiliated Mutual Funds (cost $13,869,567)		13,869,383

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 1.0%
Barclays Bank PLC
2.676%(c)	10/25/19	1,400	1,400,312
Lloyds Bank Corporate Markets PLC
2.811%	10/26/20	900	902,081

Total Certificates of Deposit (cost $2,300,000)			2,302,393

Principal Amount (000)#
Repurchase Agreement(m) — 4.6%
JPMorgan Securities LLC, 2.500%, dated 09/30/19, due 10/01/19 in the amount of $10,800,750)
(cost $10,800,000)	10,800	10,800,000

A9

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Value
Options Purchased*~ — 0.0%
(cost $71,630)	$ 30,507

Total Short-Term Investments (cost $27,041,197)	27,002,283

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—139.3% (cost $325,690,084)	327,407,843

Options Written*~ — (0.0)%
(premiums received $109,431)	(60,792)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—139.3% (cost $325,580,653)	327,347,051

Liabilities in excess of other assets(z) — (39.3)%	(92,289,565)

Net Assets — 100.0%	$ 235,057,486

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BTP	Buoni del Tesoro Poliennali
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SLM	Student Loan Mortgage
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,416,236; cash collateral of $2,481,561 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(m)	Repurchase agreements are collateralized by a U.S. Treasury Securities (coupon rate 2.625%, maturity date 08/15/20), with the aggregate value, including accrued interest, of $11,021,600.
(p)	Interest rate not available as of September 30, 2019.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 12/12/49	Call	JPMorgan Chase Bank, N.A.	12/10/19	1.43%	1.43%(S)	3 Month LIBOR(Q)	2,300	$25,880
A10

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 11/08/29	Put	Barclays Bank PLC	11/06/19	1.94%	3 Month LIBOR(Q)	1.94%(S)	7,000	$ 4,627
Total Options Purchased (cost $71,630)								$ 30,507
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	11/22/19	173.00	3	EUR	3	$ (6,311)
10 Year Euro-Bund Futures	Call	11/22/19	175.00	8	EUR	8	(1,251)
10 Year Euro-Bund Futures	Put	11/22/19	173.00	3	EUR	3	(2,224)
10 Year Euro-Bund Futures	Put	11/22/19	175.00	8	EUR	8	(13,690)
Total Exchange Traded (premiums received $26,376)							$(23,476)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/09/19	20.68	—	1,180	$ (7,966)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	11/06/19	$97.46	—	4,000	(1,191)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	11/06/19	$97.66	—	3,900	(1,280)
Total OTC Traded (premiums received $51,053)							$(10,437)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30- Year Interest Rate Swap, 12/12/49	Call	Bank of America, N.A.	12/10/19	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	1,700	$(26,879)
(premiums received $32,002)
Total Options Written (premiums received $109,431)									$(60,792)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
171	10 Year U.S. Treasury Notes	Dec. 2019	$22,283,438	$(254,431)
235	5 Year U.S. Treasury Notes	Dec. 2019	27,999,883	(190,937)
				(445,368)
Short Positions:
111	Euro-BTP Italian Government Bond	Dec. 2019	17,644,435	(63,457)
				(63,457)
				$(508,825)
A11

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 10/21/19	JPMorgan Chase Bank, N.A.	ARS	55,676	$ 866,419	$ 890,006	$23,587	$ —
Expiring 02/20/20	HSBC BANK USA, N.A.	ARS	27,606	384,749	331,949	—	(52,800)
Brazilian Real,
Expiring 10/02/19	Bank of America, N.A.	BRL	2,906	709,000	699,345	—	(9,655)
Expiring 11/04/19	Credit Suisse AG	BRL	2,906	694,339	697,662	3,323	—
British Pound,
Expiring 11/15/19	JPMorgan Chase Bank, N.A.	GBP	232	289,579	285,793	—	(3,786)
Colombian Peso,
Expiring 10/15/19	Citibank, N.A.	COP	4,839,560	1,512,466	1,389,679	—	(122,787)
Expiring 01/15/20	HSBC BANK USA, N.A.	COP	4,839,560	1,380,956	1,383,229	2,273	—
Euro,
Expiring 11/15/19	Bank of America, N.A.	EUR	124	138,271	135,632	—	(2,639)
Expiring 11/15/19	Citibank, N.A.	EUR	141	156,258	154,227	—	(2,031)
Expiring 11/15/19	Citibank, N.A.	EUR	141	156,221	154,227	—	(1,994)
Expiring 11/15/19	HSBC BANK USA, N.A.	EUR	1,292	1,430,627	1,413,195	—	(17,432)
Japanese Yen,
Expiring 11/15/19	Bank of America, N.A.	JPY	48,400	450,875	449,039	—	(1,836)
Expiring 11/15/19	Bank of America, N.A.	JPY	38,900	362,665	360,901	—	(1,764)
Expiring 11/15/19	Barclays Capital, Inc.	JPY	64,700	612,298	600,265	—	(12,033)
Expiring 11/15/19	Barclays Capital, Inc.	JPY	35,800	332,788	332,141	—	(647)
Expiring 11/15/19	Barclays Capital, Inc.	JPY	34,600	321,064	321,007	—	(57)
Expiring 11/15/19	Barclays Capital, Inc.	JPY	33,800	317,262	313,585	—	(3,677)
Expiring 11/15/19	Barclays Capital, Inc.	JPY	32,300	302,186	299,668	—	(2,518)
Expiring 11/15/19	Citibank, N.A.	JPY	240,600	2,269,724	2,232,205	—	(37,519)
Expiring 11/15/19	Citibank, N.A.	JPY	32,800	307,917	304,308	—	(3,609)
Mexican Peso,
Expiring 10/09/19	HSBC BANK USA, N.A.	MXN	6,228	317,925	315,078	—	(2,847)
Expiring 01/16/20	Citibank, N.A.	MXN	20,627	1,044,484	1,027,556	—	(16,928)
Expiring 01/22/20	Citibank, N.A.	MXN	6,228	318,050	309,979	—	(8,071)
New Taiwanese Dollar,
Expiring 12/18/19	Citibank, N.A.	TWD	15,005	484,435	485,883	1,448	—
Peruvian Nuevo Sol,
Expiring 10/28/19	JPMorgan Chase Bank, N.A.	PEN	1,851	557,916	548,469	—	(9,447)
Russian Ruble,
Expiring 10/17/19	Citibank, N.A.	RUB	295,832	4,633,051	4,550,591	—	(82,460)
				$20,351,525	$19,985,619	30,631	(396,537)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/15/19	Morgan Stanley & Co. LLC	AUD	3,164	$ 2,146,610	$ 2,138,929	$ 7,681	$ —
Brazilian Real,
Expiring 10/02/19	Credit Suisse AG	BRL	2,906	695,760	699,345	—	(3,585)
British Pound,
Expiring 11/15/19	Bank of America, N.A.	GBP	2,078	2,520,786	2,559,822	—	(39,036)
Expiring 11/15/19	Barclays Capital, Inc.	GBP	139	171,552	171,229	323	—
Canadian Dollar,
Expiring 11/15/19	JPMorgan Chase Bank, N.A.	CAD	1,091	824,245	824,087	158	—
Colombian Peso,
Expiring 10/15/19	HSBC BANK USA, N.A.	COP	4,839,560	1,387,489	1,389,680	—	(2,191)
Expiring 11/25/19	Citibank, N.A.	COP	1,253,780	370,437	359,317	11,120	—
Euro,
Expiring 11/15/19	Barclays Capital, Inc.	EUR	242	269,896	264,701	5,195	—
A12

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/15/19	Barclays Capital, Inc.	EUR	200	$ 223,162	$ 218,761	$ 4,401	$ —
Expiring 11/15/19	Barclays Capital, Inc.	EUR	161	180,088	176,103	3,985	—
Expiring 11/15/19	Citibank, N.A.	EUR	13,355	15,052,505	14,607,762	444,743	—
Expiring 11/15/19	Citibank, N.A.	EUR	166	185,123	181,571	3,552	—
Expiring 11/15/19	Citibank, N.A.	EUR	160	177,651	175,009	2,642	—
Expiring 11/15/19	Citibank, N.A.	EUR	150	166,532	164,070	2,462	—
Japanese Yen,
Expiring 11/15/19	Citibank, N.A.	JPY	376,600	3,560,036	3,493,967	66,069	—
Expiring 11/15/19	HSBC BANK USA, N.A.	JPY	187,400	1,793,240	1,738,633	54,607	—
Mexican Peso,
Expiring 10/09/19	Citibank, N.A.	MXN	6,228	323,583	315,079	8,504	—
Expiring 01/22/20	JPMorgan Chase Bank, N.A.	MXN	28,085	1,397,507	1,397,842	—	(335)
New Taiwanese Dollar,
Expiring 11/21/19	HSBC BANK USA, N.A.	TWD	26,404	843,490	853,642	—	(10,152)
Expiring 11/21/19	HSBC BANK USA, N.A.	TWD	7,055	225,270	228,090	—	(2,820)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	13,512	431,900	436,847	—	(4,947)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	10,750	342,575	347,551	—	(4,976)
Russian Ruble,
Expiring 10/17/19	Citibank, N.A.	RUB	294,782	4,372,480	4,534,436	—	(161,956)
Singapore Dollar,
Expiring 12/18/19	Morgan Stanley & Co. LLC	SGD	1,949	1,404,659	1,411,448	—	(6,789)
				$39,066,576	$38,687,921	615,442	(236,787)
						$646,073	$(633,324)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
AT&T Inc.	06/20/24	1.000%(Q)	1,100	0.735%	$(522)	$13,455	$13,977

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federal Republic of Brazil	06/20/24	1.000%(Q)	1,000	1.246%	$(10,690)	$ (29,487)	$18,797	Citibank, N.A.
Republic of Colombia	06/20/24	1.000%(Q)	200	0.836%	1,550	(2,036)	3,586	Citibank, N.A.
Republic of Colombia	12/20/24	1.000%(Q)	700	0.937%	2,421	2,745	(324)	Citibank, N.A.
Republic of Turkey	06/20/24	1.000%(Q)	800	3.408%	(81,108)	(105,047)	23,939	Deutsche Bank AG
Russian Federation	12/20/23	1.000%(Q)	1,100	0.689%	14,298	(27,095)	41,393	Bank of America, N.A.
					$(73,529)	$(160,920)	$87,391

A13

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.31	06/20/24	1.000%(Q)	700	2.086%	$(25,640)	$(32,607)	$ (6,967)
CDX.EM.32	12/20/24	1.000%(Q)	100	2.114%	(4,930)	(5,241)	(311)
CDX.NA.HY.32	06/20/24	5.000%(Q)	1,089	3.293%	48,188	78,460	30,272
					$ 17,618	$ 40,612	$22,994
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
GBP	2,000	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	$772	$22,498	$21,726
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	15,200	12/18/24	1.000%(S)	6 Month GBP LIBOR(1)(S)	$ (62,210)	$ (378,965)	$ (316,755)
GBP	1,600	03/18/25	0.750%(S)	6 Month GBP LIBOR(1)(S)	1,750	(16,712)	(18,462)
JPY	490,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(33,676)	(209,932)	(176,256)
JPY	62,000	09/09/29	(0.104)%(S)	6 Month JPY LIBOR(2)(S)	—	(4,925)	(4,925)
JPY	62,000	09/10/29	(0.078)%(S)	6 Month JPY LIBOR(2)(S)	—	(3,417)	(3,417)
JPY	62,000	09/11/29	(0.086)%(S)	6 Month JPY LIBOR(2)(S)	—	(3,929)	(3,929)
JPY	63,000	09/13/29	(0.035)%(S)	6 Month JPY LIBOR(2)(S)	—	(1,003)	(1,003)
JPY	65,000	09/17/29	(0.015)%(S)	6 Month JPY LIBOR(2)(S)	—	149	149
JPY	92,000	09/25/29	(0.068)%(S)	6 Month JPY LIBOR(2)(S)	—	(4,334)	(4,334)
JPY	76,000	09/27/29	(0.085)%(S)	6 Month JPY LIBOR(2)(S)	—	(4,833)	(4,833)
MXN	30,800	09/30/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	(101,215)	65,343	166,558
A14

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
23,700	12/10/29	2.000%(S)	3 Month LIBOR(1)(Q)	$(361,284)	$ (961,096)	$ (599,812)
1,500	01/15/30	1.750%(S)	3 Month LIBOR(1)(Q)	(17,814)	(26,303)	(8,489)
900	02/12/30	2.000%(S)	3 Month LIBOR(1)(Q)	(16,128)	(36,855)	(20,727)
400	03/10/30	2.000%(S)	3 Month LIBOR(1)(Q)	(379)	(16,430)	(16,051)
9,600	03/12/50	2.250%(S)	3 Month LIBOR(1)(Q)	(24,765)	(1,238,809)	(1,214,044)
				$(615,721)	$(2,842,051)	$(2,226,330)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A15